Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Patient
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of ovarian cancer patients	30,000
Percentage of breast cancers	50.00%
Percentage of ovarian cancers	95.00%